Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Accounts payable	$ 1,254,187	$ 2,326,439
Accrued expenses	822,917	725,208
Payroll liabilities	217,954	132,734
Accounts Payable and Accrued Expenses	$ 2,295,058	$ 3,184,381